BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt	Borrowed funds consisted of the following:
	December 31,
	2013	2012

Reverse Repurchase Agreement	$5,000,000	$5,000,000
FHLB advances	47,000,000	31,770,773
	$52,000,000	$36,770,773

Future Annual Principal Repayments Of Federal Home Loan Bank Advances
Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2013, were as follows:

Year	Amount

2014	$41,000,000
2015	3,000,000
2016	-
2017	-
2018	-
2019	3,000,000
$47,000,000